Investments in Real Estate - Future Contractual Minimum Rent (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
2021 (six months ending December 31)	$ 16,202
2022 and 2021	34,966
2023 and 2022	36,793
2024 and 2023	37,746
2025 and 2024	38,725
Thereafter	442,813
Total	$ 607,245